Notional Amounts of Derivative Financial Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 21,259,585	¥ 17,100,804
Interest rate and currency swap agreements | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	18,634,479	15,135,193
Foreign exchange forward and option contracts | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	2,625,106	1,965,611
Fair value hedging derivative financial instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	85,561	151,704
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 85,561	¥ 151,704